Inventories	12 Months Ended
Dec. 31, 2018
Classes Of Inventories [Abstract]
Inventories

16. INVENTORIES

As at December 31,	2018	2017
Product
Refining and Marketing	703	894
Oil Sands	223	414
Deep Basin	-	2
Conventional	-	2
Parts and Supplies	87	77
	1,013	1,389

During the year ended December 31, 2018, approximately $15,664 million of produced and purchased inventory was recorded as an expense (2017 – $12,856 million; 2016 – $9,964 million).

As a result of a decline in refined product prices, Cenovus recorded a write-down of its product inventory of $47 million from cost to net realizable value as at December 31, 2018.